RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE
5
. RELATED PARTY TRANSACTIONS
Class B Common stock
During the year ended December 31, 2021, the Company issued an aggregate of 8,625,000 shares of Class B common stock or Founder Shares to the Sponsor for an aggregate purchase price of $25,000 in cash. On July 2, 2021, the Sponsor transferred 10,000 Founder Shares to its Chief Financial Officer and 7,500 Founder Shares to each of its independent directors. The Company estimated the fair value of these transferred shares to be $221,000. On September 2, 2021, the Sponsor surrendered to the Company an aggregate of 1,437,500 shares of Class B common stock for cancellation for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding. The number of Founder Shares issued represented 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial stockholders do not purchase any Public Shares in the Initial Public Offering and excluding the Placement Units and underlying securities). All shares and associated amounts have been retroactively restated to reflect the surrender of these shares.
With certain limited exceptions, the shares of Class B common stock are not transferable, assignable by the Sponsor until the earlier to occur of: (A) six months after the completion of the Company’s initial Business Combination and (B) subsequent to the Company’s initial Business Combination, (x) if the reported last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Company’s initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company stockholders having the right to exchange their shares of common stock for cash, securities or other property. With certain limited exceptions, the Placement Units, Placement Shares, Placement Warrants and the Class A common stock underlying the Placement Warrants, will not be transferable, assignable or saleable by the Sponsor or its permitted transferees until 30 days after the completion of the initial Business Combination.
Administrative Services Arrangement
An affiliate of the Sponsor has agreed, commencing from the date when the Company’s Registration Statement was declared effective through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay the affiliate of the Sponsor $
15,000
per month for these services. The agreement with the Sponsor was terminated on April 5, 2023. $
0
and $
45,000
of expense was recorded for the three months ended June 30, 2023 and 2022, respectively.
$
45,000 and $
90,000 of expense was recorded for the six months ended June 30, 2023 and 2022, respectively.
$
221,000
and $
176,000
was unpaid as of June 30, 2023 and December 31, 2022, respectively.
On April 5, 2023, Company entered into an Administrative Support Agreement with Renatus LLC (“Renatus”), an advisory group owned by Eric Swider, the Chief Executive Officer and director of the Company, pursuant to which, the Company agrees to pay Renatus a monthly fee of $
15,000
for office space, utilities and secretarial and administrative support commencing from April 5, 2023 until the earlier of the consummation by the Company of an initial business combination or the Company’s liquidation. $
45,000
and $
0
of expense was recorded for the three months ended June 30, 2023 and 2022, respectively.
$
45,000 and $
0 of expense was recorded for the six months ended June 30, 2023 and 2022, respectively.
There was
no
unpaid balance as of June 30, 2023.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, initially up to $1,500,000 of notes could have been converted upon consummation of a Business Combination into additional units at a price of $10.00 per unit. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
In November 2021, the Sponsor committed to provide loans of up to an aggregate of $
1,000,000
to the Company through September 8, 2023, which loans will be non-interest
bearing, unsecured and will be payable upon the consummation of a Business Combination. As of June 30, 2023 and December 31, 2022, there were $
1,275,033
(which exceeds the aggregate amount the Sponsor committed to provide) and $
625,700
outstanding due to the Sponsor, respectively.
On May 12, 2022, the Company entered into an amendment (the “Amendment to the Insider Letter”) to that certain letter agreement, dated September 2, 2021 (“Insider Letter”), with the Sponsor and the Company’s directors, officers or other initial shareholders named therein (the “Insiders”). Pursuant to the Insider Letter, among other matters, the Sponsor and the Insiders agreed in Section 9 thereof, that the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may make non-interest
bearing loans to the Company to finance transaction costs in connection with the Business Combination and that, at the option of the lender, up to $
1,500,000
of such loans may be convertible into units, at a price of $
10.00
per unit, upon consummation of the Business Combination. Under the Amendment to the Insider Letter, each of the Sponsor and the Insiders have agreed to revise the terms of the Insider Letter to increase the aggregate principal amount of loans by the Sponsor, its affiliates or our officers and directors that can be converted into units from $
1,500,000
to $
30,000,000
. The securities issuable upon conversion of such loans are subject to stockholder approval at the special meeting of the Company’s stockholders to be held to approve the Business Combination. As of June 30, 2023, no
such loans were outstanding.
On April 21, 2023, the Company issued two promissory notes (one for $
625,700
and the other for $
500,000
) in the aggregate principal amount of $
1,125,700
to the Sponsor to pay costs and expenses in connection with completing a Business Combination. Each of the two notes bears no interest and is repayable in full upon the earlier of (i) the date on which the Company consummates its Business Combination and (ii) the date that the winding up of the Company is effective. At the election of the Sponsor and subject to certain conditions, all of the unpaid principal amount of each note may be converted into units of the Company (the “Conversion Units”) immediately prior to the consummation of the Business Combination with the total Conversion Units so issued equal to: (x) the portion of the principal amount of the respective note being converted divided by (y) the conversion price of ten dollars (
$
10.00)
, rounded up to the nearest whole number of units.
On June 2, 2023, the Company, issued a promissory note in the aggregate principal amount of $
2,000,000
(the “$
2
Million Note”) to Renatus, of which Eric Swider, Chief Executive Officer and Director of the Company, is a founder and partner and another promissory note in the aggregate principal amount of $
10,000,000
(the “$
10
Million Note,” together with the $
2
Million Note, the “Notes”) to Renatus. The proceeds of the Notes will be used to pay costs and expenses in connection with completing the Business Combination. As of June 30, 2023, $
108,333
was outstanding for such loans.
Each of the Notes bears no interest and is repayable in full upon the earlier of (i) the date on which the Company consummates its Business Combination and (ii) the date that the winding up of the Company is effective. At the election of Renatus and upon the approval of the Company’s stockholders and the approval of the requisite number of institutional investors, with which the Company entered into certain securities purchase agreements on December 4, 2021, up to the full amounts payable under the Notes may be converted into units of the Company (the “Conversion Units”) at any time on or prior to the applicable maturity date of the Notes with the total Conversion Units so issued shall be equal to: (x) the portion of the principal amount of the respective Note being converted divided by (y) the conversion price of ten dollars ($
10.00
), rounded up to the nearest whole number of units.
The issuances of the Notes were made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended.

On September 8, 2022, the Company issued a promissory note (the “Note”) in the aggregate principal amount of $
2,875,000
to the Sponsor, in connection with the extension of the termination date for the Company’s initial Business Combination from September 8, 2022 to December 8, 2022. The Note bears no
interest and is
repayable in full upon the earlier of (i) the date on which the Company consummates its initial Business Combination and (ii) the date that the winding up of the Company is effective.
At the election of the Sponsor and subject to certain conditions, all of the unpaid principal amount of the Note may be converted into units of the Company (the “Conversion Units”) upon consummation of the initial Business Combination with the total Conversion Units so issued equal to: (x) the portion of the principal amount of the Note being converted divided by (y) the conversion price of ten dollars ($
10.00
), rounded up to the nearest whole number of units. As of June 30, 2023 and December 31, 2022, there was $
2,875,000
outstanding under this Note.
Advances – related parties
During 2022 and the six months ended June 30, 2023, the Sponsor paid, on behalf of the Company, $
470,835
to a vendor for costs incurred by the Company. As of June 30, 2023 and December 31, 2022, the Company’s obligation to the Sponsor for such payments was outstanding in the amount of $
470,835
and $
425,835
, respectively.
During 2022, a Board member paid, on behalf of the Company, $
100,000
to a vendor for costs incurred by the Company. As of June 30, 2023 and December 31, 2022, the Company’s obligation to the Board Member for such payment was outstanding.

NOTE 6. RELATED PARTY TRANSACTIONS
Class B Common stock
During
the year ended December 31, 2021, the Company issued an aggregate of 8,625,000 shares of Class B common stock or Founder Shares to the Sponsor for an aggregate purchase price of $25,000 in cash. On July 2, 2021, the Sponsor transferred 10,000 Founder Shares to its Chief Financial Officer and 7,500 Founder Shares to each of its independent directors. The Company estimated the fair value of these transferred shares to be $221,000. On September 2, 2021, the Sponsor surrendered to the Company an aggregate of 1,437,500 shares of Class B common stock for cancellation for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding. The number of Founder Shares issued represented 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial stockholders do not purchase any Public Shares in the Initial Public Offering and excluding the Placement Units and underlying securities). All shares and associated amounts have been retroactively restated to reflect the surrender of these shares.
With
certain limited exceptions, the shares of Class B common stock are not transferable, assignable by the Sponsor until the earlier to occur of: (A) six months after the completion of the Company’s initial Business Combination and (B) subsequent to the Company’s initial Business Combination, (x) if the reported last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Company’s initial Business Combination, or (y) the date on which

the
Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company stockholders having the right to exchange their shares of common stock for cash, securities or other property. With certain limited exceptions, the Placement Units, Placement Shares, Placement Warrants and the Class A common stock underlying the Placement Warrants, will not be transferable, assignable or saleable by the Sponsor or its permitted transferees until 30 days after the completion of the initial Business Combination.
Administrative Services Arrangement
An
affiliate of the Sponsor h
as agreed, commencing from the date when the Company’s Registration Statement was declared effective through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay the affiliate of the Sponsor $
15,000
per month for these services. $
180,000
 and $
56,000 of
expense was recorded for the year December 31, 2022, and 2021, respectively.

$
176,000 and $
11,000 was unpaid as of December 31, 2022 and 2021, respectively.
Related Party Loans
In
order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliat
e of t
he Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, initially up to $
1,500,000
of notes could have been converted upon consummation of a Business Combination into additional units at a price of $
10.00
per unit. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. In November 2021, the Sponsor committed to provide loans of up to an aggregate of $
1,000,000
to the Company through September 8, 2023, which loans will be non-interest
bearing, unsecured and will be payable upon the consummation of a Business Combination
.

As of December 31, 2022 and December 31, 2021, there were $
625,700
and $
0
outstanding under this loan, respectively. See Note
10
for subsequent events related to this note.
On
May 12, 2022, the Company entered into an amendment (the “Amendment to the Insider Letter”) to that certain letter agreement, dated September 2, 2021 (“Insider Letter”), with the Sponsor and the Company’s directors, officers or other initial shareholders named therein (the “Insiders”). Pursuant to the Insider Letter, among other matters, the Sponsor and the Insiders agreed in Section 9 thereof, that the Sponsor, an affiliate of the Sponsor or certain of the Company’s officers and directors may make non-interest
bearing loans to the Company to finance transaction costs in connection with the Business Combination and that, at the option of the lender, up to $
1,500,000
of such loans may be convertible into units, at a price of $
10.00
per unit, upon consummation of the Business Combination. Under the Amendment to the Insider Letter, each of the Sponsor and the Insiders have agreed to revise the terms of the Insider Letter to increase the aggregate principal amount of loans by the Sponsor, its affiliates or our officers and directors that can be converted into units from $
1,500,000
to $
30,000,000
. The securities issuable upon conversion of such loans are subject to stockholder approval at the special meeting of the Company’s stockholders to be held to approve the Business Combination. As of December 31, 2022, no
such loans
were outstanding.
On
September
8, 2022, the Company issued a promissory note (the “Note”) in the aggregate principal amount of $
2,875,000
to the Sponsor, in connection with the extension of the termination date for the Company’s initial Business Combination from September 8, 2022 to December 8, 2022. The Note bears no
interest and is

repayable
in full upon the earlier of (i) the date on which the Company consummates its initial Business Combination and
(ii) the date that the winding up of the Company is effective
. At the election of the Sponsor and subject to certain conditions, all of the unpaid principal amount of the Note may be converted into units of the Company (the “Conversion Units”) upon consummation of the initial Business Combination with the total Conversion Units so issued equal to: (x) the portion of the principal amount of the Note being converted divided by (y) the conversion price of ten dollars ($
10.00
), rounded up to the nearest whole number of units. As of December 31, 2022, there was $
2,875,000
outstanding under this Note.
Advances — related parties
During
2022, the Sponsor paid, on behalf of the Company,

$
425,835

to a vendor for costs incurred by the Company.

As of December 31, 2022, the Company’s obligation to the Sponsor for such payment was outstanding.

See Note 10 for subsequent events related to this advance.

During
2022, a Board member paid, on behalf of the Company, $
100,000
to a vendor for costs incurred by the Company. As of December 31, 2022, the Company’s obligation to the Board Member for such payment was outstanding.